ASSET HELD FOR SALE (Details Narrative) - 12 months ended Dec. 31, 2025 $ in Millions	USD ($)	SGD ($)
Long-Lived Assets Held-for-Sale [Line Items]
Leasehold industrial properties		$ 7,393,000
Expected date of sale completion for leasehold industrial property	Nov. 18, 2025
Assets Held For Sale [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Leasehold Improvements, Gross	$ 2.3	$ 3,100,000